SHARE-BASED COMPENSATION - Summary of aggregate option activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options - Beginning balance	5,699,000
Options granted in period	1,583,000
Number of Option - Exercised	(1,981,000)
Number of Options - Forfeited	(921,000)
Number of Options - Ending balance	4,380,000	5,699,000
Number of Options - Options exercisable	2,369,000
Number of Options - Options vested or expected to be vested	4,380,000
Weighted Average Exercise Price - Beginning balance	¥ 3.5
Weighted Average Exercise Price - Ending balance	3.5	¥ 3.5
Weighted Average Exercise Price - Options exercisable	3.5
Weighted Average Exercise Price - Options vested or expected to be vested	¥ 3.5
Weighted Average Remaining Contract Life - Options outstanding	2 years 7 months 17 days	2 years 6 months 3 days
Weighted Average Remaining Contract Life - Options exercisable	2 years 2 months 12 days
Weighted Average Remaining Contract Life - Options vested or expected to be vested	2 years 7 months 17 days
Aggregate Intrinsic Value - Options outstanding	¥ 118,421	¥ 189,093
Aggregate Intrinsic Value - Options exercisable	56,756
Aggregate Intrinsic Value - Options vested or expected to be vested	¥ 118,421